Other Assets (Summary of Other Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Deferred income tax assets (Note 8)	$ 262	$ 242
Ammonia catalysts - net of accumulated amortization of $76 (2019 - $71)	88	89
Long-term income tax receivable (Note 8)	166	305
Accrued pension benefit asset (Note 21)	170	109
Other - net of accumulated amortization of $44 (2019 - $41)	143	169
Other assets	$ 829	$ 914